Related Party Transactions - Narrative (Details) $ in Millions		3 Months Ended		6 Months Ended
	Dec. 20, 2022	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jan. 03, 2023
Related Party Transaction [Line Items]
Reinsurance, profit commission, percentage				0.200
Reinsurance, profit commission, hurdle rate of return, percentage				0.050
Related Party
Related Party Transaction [Line Items]
Other receivables		$ 282.6		$ 282.6		$ 208.9
Amounts due to The Fidelis Partnership		502.5		$ 502.5		$ 385.8
Framework Agreement | Related Party
Related Party Transaction [Line Items]
Related party transaction, agreement duration	10 years
Reinsurance, ceded commission, percentage				0.115
Property management fee, percent fee				3.00%
Insurance commissions		25.3	$ 22.9	$ 55.2	$ 43.1
Recovery of Commissions		(25.5)		(16.2)
Payments for commissions			6.2		14.1
Framework Agreement | Related Party | Policy Acquisition Expenses
Related Party Transaction [Line Items]
Insurance commissions		21.6	1.0	33.3	16.5
Framework Agreement | Related Party | General and Administrative Expense
Related Party Transaction [Line Items]
Costs and expenses, related party		$ 0.7	$ 1.4	$ 1.8	$ 3.0
Framework Agreement | Related Party | Third Party Managing General Underwriters
Related Party Transaction [Line Items]
Reinsurance, ceded commission, percentage				0.030
Group | Framework Agreement | Related Party | Fidelis MGU
Related Party Transaction [Line Items]
Subsidiary, ownership percentage, noncontrolling owner							9.90%